UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

Allianz Global Investors Money Market Fund (the “Fund”), a fund of the Allianz Funds trust, invests as part of a master-feeder structure. The Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the “Master Portfolio”), a portfolio of the State Street Master Funds trust. The value of the Fund’s investment in the Master Portfolio reflects its proportionate interest in the net assets of the Master Portfolio. At September 30, 2012, the Fund owned less than 1% of the Master Portfolio. The portfolio of investments for the Master Portfolio follows.

State Street Money Market Portfolio

Portfolio of Investments

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER — 8.3%
Alpine Securitization Corp. (a)	0.249%	01/09/2013	01/09/2013	$100,000,000	$99,931,944
Aspen Funding Corp. (a)	0.450%	10/19/2012	10/19/2012	60,000,000	59,986,500
Collateralized Commercial Paper Co. LLC	0.345%	10/22/2012	10/22/2012	200,000,000	199,960,333
Collateralized Commercial Paper Co. LLC	0.340%	11/13/2012	11/13/2012	205,000,000	204,916,747
Gemini Securitization Corp. LLC (a)	0.450%	10/19/2012	10/19/2012	50,000,000	49,988,750
Gemini Securitization Corp. LLC (a)	0.451%	10/26/2012	10/26/2012	75,000,000	74,976,563
Kells Funding LLC (b)	0.406%	10/02/2012	10/02/2012	79,000,000	78,999,122
Kells Funding LLC (b)	0.406%	10/03/2012	10/03/2012	70,000,000	69,998,444
Kells Funding LLC (b)	0.406%	10/04/2012	10/04/2012	250,000,000	249,991,667
Kells Funding LLC (b)	0.386%	10/10/2012	10/10/2012	200,000,000	199,981,000
Kells Funding LLC (b)	0.386%	10/18/2012	10/18/2012	300,000,000	299,946,167
Kells Funding LLC (b)	0.360%	11/15/2012	11/15/2012	57,000,000	56,974,350
Kells Funding LLC (b)	0.365%	11/19/2012	11/19/2012	150,000,000	149,926,500
Kells Funding LLC (b)	0.518%	01/18/2013	01/18/2013	75,000,000	74,884,188
Kells Funding LLC (b)	0.518%	01/22/2013	01/22/2013	120,000,000	119,807,900
Newport Funding Corp. (a)	0.451%	10/26/2012	10/26/2012	100,000,000	99,968,750
Ridgefield Funding Co. (b)	0.813%	01/09/2013	01/09/2013	80,000,000	79,822,222

TOTAL ASSET BACKED COMMERCIAL PAPER					2,170,061,147

FINANCIAL COMPANY COMMERCIAL PAPER — 13.8%
ABN AMRO Funding (a)	0.467%	11/01/2012	11/01/2012	50,000,000	49,980,194
BNP Paribas	0.661%	02/11/2013	02/11/2013	182,000,000	181,562,947
Commonwealth Bank of Australia (a)(c)	0.269%	10/22/2012	11/21/2012	100,000,000	100,000,000
DNB Bank ASA (a)(c)	0.493%	10/29/2012	01/28/2013	400,000,000	400,000,000
General Electric Capital Corp.	0.264%	11/08/2012	11/08/2012	83,000,000	82,977,221
General Electric Capital Corp.	0.254%	11/09/2012	11/09/2012	137,000,000	136,962,896
General Electric Capital Corp.	0.244%	12/12/2012	12/12/2012	180,000,000	179,913,600
General Electric Capital Corp.	0.230%	01/18/2013	01/18/2013	88,000,000	87,938,718
General Electric Capital Corp.	0.244%	02/25/2013	02/25/2013	14,000,000	13,986,280
HSBC Bank PLC (a)(c)	0.338%	10/09/2012	02/07/2013	105,000,000	105,000,000
JPMorgan Chase & Co. (c)	0.268%	10/09/2012	10/09/2012	180,000,000	180,000,000
JPMorgan Chase & Co.	0.305%	10/09/2012	10/09/2012	240,000,000	239,984,000
JPMorgan Chase & Co.	0.368%	10/09/2012	03/07/2013	200,000,000	200,000,000
Nordea Bank AB	0.294%	10/10/2012	10/10/2012	125,000,000	124,990,938
Nordea Bank AB	0.294%	10/11/2012	10/11/2012	215,000,000	214,982,681
NRW Bank (a)	0.250%	11/19/2012	11/19/2012	315,000,000	314,892,813
NRW Bank (a)	0.254%	11/19/2012	11/19/2012	110,000,000	109,962,569
NRW Bank (a)	0.254%	11/26/2012	11/26/2012	75,000,000	74,970,833
Skandinaviska Enskilda Banken AB (a)	0.315%	11/19/2012	11/19/2012	275,000,000	274,883,965
Sumitomo Mitsui Banking Corp. (a)	0.365%	10/09/2012	10/09/2012	350,000,000	349,972,000
Toyota Motor Credit Corp.	0.355%	10/16/2012	10/16/2012	50,000,000	49,992,708
Toyota Motor Credit Corp.	0.260%	12/20/2012	12/20/2012	34,000,000	33,980,356
Toyota Motor Credit Corp.	0.270%	01/02/2013	01/02/2013	35,300,000	35,275,378
Toyota Motor Credit Corp.	0.274%	01/24/2013	01/24/2013	35,600,000	35,569,295
Toyota Motor Credit Corp.	0.274%	01/28/2013	01/28/2013	50,600,000	50,554,840

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,628,334,232

CERTIFICATES OF DEPOSIT — 48.3%
Bank of Montreal (c)	0.510%	10/09/2012	12/05/2012	94,000,000	94,000,000
Bank of Nova Scotia	0.301%	10/03/2012	10/03/2012	210,000,000	210,000,000
Bank of Nova Scotia (c)	0.268%	10/09/2012	03/06/2013	300,000,000	300,000,000
Bank of Tokyo — Mitsubishi	0.360%	10/05/2012	10/05/2012	200,000,000	200,000,000
Bank of Tokyo — Mitsubishi	0.350%	10/25/2012	10/25/2012	500,000,000	500,000,000
Bank of Tokyo — Mitsubishi	0.350%	10/29/2012	10/29/2012	500,000,000	500,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT - (continued)
Barclays Bank	0.480%	11/26/2012	11/26/2012	$400,000,000	$400,000,000
Barclays Bank	0.480%	11/26/2012	11/26/2012	150,000,000	150,000,000
Barclays Bank (c)	0.739%	10/19/2012	02/19/2013	200,000,000	200,000,000
Barclays Bank (c)	0.738%	10/09/2012	03/06/2013	200,000,000	200,000,000
Barclays Bank (c)	0.557%	10/24/2012	03/22/2013	300,000,000	300,000,000
BNP Paribas	0.630%	02/11/2013	02/11/2013	80,000,000	80,000,000
Credit Suisse (c)	0.431%	10/05/2012	12/05/2012	187,000,000	187,000,000
Credit Suisse	0.330%	02/12/2013	02/12/2013	600,000,000	600,000,000
Credit Suisse (c)	0.316%	10/29/2012	03/26/2013	235,000,000	235,000,000
Deutsche Bank AG	0.380%	10/19/2012	10/19/2012	90,000,000	90,000,000
Deutsche Bank AG	0.380%	10/25/2012	10/25/2012	200,000,000	200,000,000
Deutsche Bank AG	0.220%	12/14/2012	12/14/2012	600,000,000	600,000,000
ING Bank NV	0.380%	11/02/2012	11/02/2012	500,000,000	500,000,000
ING Bank NV	0.380%	11/05/2012	11/05/2012	150,000,000	150,000,000
ING Bank NV	0.380%	11/13/2012	11/13/2012	250,000,000	250,000,000
ING Bank NV	0.590%	02/15/2013	02/15/2013	300,000,000	300,000,000
Lloyds TSB Bank	0.280%	12/11/2012	12/11/2012	50,000,000	50,000,000
Lloyds TSB Bank	0.250%	12/24/2012	12/24/2012	100,000,000	100,000,000
National Australia Bank Ltd. (c)	0.267%	10/26/2012	10/26/2012	265,000,000	265,000,000
National Australia Bank Ltd. (c)	0.266%	10/29/2012	10/29/2012	400,000,000	400,000,000
National Australia Bank Ltd. (c)	0.331%	10/04/2012	02/04/2013	300,000,000	300,000,000
Nordea Bank AB	0.290%	10/11/2012	10/11/2012	400,000,000	400,000,000
Norinchukin Bank	0.170%	10/05/2012	10/05/2012	250,000,000	250,000,000
Rabobank Nederland NV	0.400%	10/15/2012	10/15/2012	200,000,000	200,000,000
Rabobank Nederland NV (c)	0.561%	10/02/2012	01/02/2013	225,000,000	225,000,000
Rabobank Nederland NV (c)	0.561%	10/04/2012	01/04/2013	500,000,000	500,000,000
Rabobank Nederland NV	0.410%	01/28/2013	01/28/2013	200,000,000	200,000,000
Royal Bank of Canada (c)	0.487%	11/13/2012	08/12/2013	75,000,000	75,000,000
Royal Bank of Canada (c)	0.477%	11/27/2012	08/27/2013	67,500,000	67,500,000
Skandinaviska Enskilda Banken AB	0.400%	11/13/2012	11/13/2012	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB	0.340%	11/14/2012	11/14/2012	440,000,000	440,000,000
Standard Chartered Bank	0.340%	10/18/2012	10/18/2012	284,000,000	284,000,000
Sumitomo Mitsui Banking Corp.	0.360%	10/05/2012	10/05/2012	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.	0.330%	10/26/2012	10/26/2012	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.	0.330%	01/17/2013	01/17/2013	400,000,000	400,000,000
Svenska Handelsbanken AB	0.300%	10/09/2012	10/09/2012	161,000,000	161,000,000
Svenska Handelsbanken AB	0.260%	11/02/2012	11/02/2012	45,000,000	45,000,200
Svenska Handelsbanken AB	0.205%	11/09/2012	11/09/2012	225,000,000	225,000,000
Svenska Handelsbanken AB	0.240%	11/13/2012	11/13/2012	300,000,000	300,001,791
Svenska Handelsbanken AB	0.255%	01/02/2013	01/02/2013	175,000,000	175,000,000
Swedbank AB	0.440%	02/04/2013	02/04/2013	278,000,000	278,000,000
Toronto Dominion Bank (c)	0.443%	11/02/2012	02/04/2013	61,500,000	61,500,000
UBS AG	0.320%	11/01/2012	11/01/2012	320,000,000	320,000,000

TOTAL CERTIFICATES OF DEPOSIT					12,718,001,991

OTHER NOTES — 10.6%
Bank of America NA	0.350%	10/01/2012	10/01/2012	125,000,000	125,000,000
Bank of America NA	0.350%	10/16/2012	10/16/2012	250,000,000	250,000,000
Bank of America NA	0.330%	10/29/2012	10/29/2012	250,000,000	250,000,000
Bank of America NA	0.380%	12/13/2012	12/13/2012	400,000,000	400,000,000
Bank of Nova Scotia	0.080%	10/01/2012	10/01/2012	800,000,000	800,000,000
Commonwealth Bank of Australia (b)(c)	0.668%	10/29/2012	11/26/2012	31,000,000	31,000,000
JPMorgan Chase Bank NA	0.010%	10/01/2012	10/01/2012	225,000,000	225,000,000
Nordea Bank AB (b)(c)	0.604%	11/16/2012	11/16/2012	174,000,000	174,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
OTHER NOTES - (continued)
Rabobank Nederland NV (b)(c)	0.577%	11/16/2012	12/14/2012	$107,000,000	$107,000,000
Societe Generale	0.180%	10/01/2012	10/01/2012	335,000,000	335,000,000
Toyota Motor Credit Corp. (c)	0.460%	12/10/2012	09/09/2013	45,860,000	45,860,000
Westpac Banking Corp. (c)	0.597%	10/29/2012	11/27/2012	35,000,000	35,000,000

TOTAL OTHER NOTES					2,777,860,000

GOVERNMENT AGENCY DEBT — 2.7%
Federal Home Loan Bank (d)	0.115%	10/10/2012	10/10/2012	181,000,000	180,994,796
Federal Home Loan Bank (d)	0.120%	10/10/2012	10/10/2012	41,000,000	40,998,770
Federal Home Loan Bank (d)	0.120%	10/12/2012	10/12/2012	126,000,000	125,995,380
Federal Home Loan Mortgage Corp. (d)	0.132%	11/13/2012	11/13/2012	113,000,000	112,982,184
Federal Home Loan Mortgage Corp. (d)	0.160%	02/11/2013	02/11/2013	142,000,000	141,916,062
Federal National Mortgage Assoc. (d)	0.130%	10/31/2012	10/31/2012	120,000,000	119,987,000

TOTAL GOVERNMENT AGENCY DEBT					722,874,192

TREASURY DEBT — 2.1%
U.S. Treasury Bill (d)	0.113%	11/15/2012	11/15/2012	379,000,000	378,946,703
U.S. Treasury Note	0.155%	01/15/2013	01/15/2013	170,000,000	170,596,766

TOTAL TREASURY DEBT					549,543,469

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 10.1%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 4.600% due 07/15/2013 - 04/01/2026, and Federal National Mortgage Associations, 0.700% - 3.030% due 03/13/2015 - 06/25/2027, valued at $102,000,039); expected proceeds $100,003,500	0.180%	10/02/2012	10/02/2012	100,000,000	100,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2012 (collateralized by Federal National Mortgage Associations, 4.000% - 4.500% due 01/01/2042 - 03/01/2042, and a U.S. Treasury Strip, 0.125% due 07/31/2014, valued at $255,000,010); expected proceeds $250,008,264	0.170%	10/02/2012	10/02/2012	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/26/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 5.000% due 03/01/2026 - 06/01/2042, and Federal National Mortgage Associations, 3.500% - 4.500% due 05/01/2024 - 10/01/2042, valued at $153,000,001); expected proceeds $150,005,833	0.200%	10/03/2012	10/03/2012	150,000,000	150,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/27/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.000% due 12/01/2019 - 09/01/2042, and Federal National Mortgage Associations, 2.500% - 6.500% due 01/01/2022 - 10/01/2042, valued at $459,000,000); expected proceeds $450,017,500	0.200%	10/04/2012	10/04/2012	$450,000,000	$450,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.500% due 12/01/2018 - 09/01/2042, and Federal National Mortgage Associations, 2.500% - 6.500% due 03/01/2017 - 10/01/2042, valued at $765,000,000); expected proceeds $750,029,167	0.200%	10/05/2012	10/05/2012	750,000,000	750,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/25/2012 (collateralized by Federal National Mortgage Associations, 2.500% -3.500% due 9/01/2027 - 09/01/2042, valued at $204,000,323); expected proceeds $200,008,556	0.220%	10/02/2012	10/02/2012	200,000,000	200,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 4.000% due 03/01/2032 - 09/01/2042, and Federal National Mortgage Associations, 3.000% - 4.500% due 07/01/2027 - 10/01/2042, valued at $474,300,001); expected proceeds $465,008,525	0.220%	10/01/2012	10/01/2012	465,000,000	465,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal National Mortgage Associations, 3.500% - 6.000% due 03/01/2037 - 09/01/2042, valued at $51,000,000); expected proceeds $50,001,042	0.250%	10/01/2012	10/01/2012	50,000,000	50,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/27/2012 (collateralized by Federal National Mortgage Associations, 2.500% - 6.000% due 09/01/2022 - 10/01/2042, valued at $255,000,000); expected proceeds $250,009,236	0.190%	10/04/2012	10/04/2012	250,000,000	250,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,665,000,000

TREASURY REPURCHASE AGREEMENTS — 3.8%
Agreement with Barclays Capital, Inc., dated 09/28/2012 (collateralized by U.S. Treasury Notes, 0.750% - 4.500% due 12/15/2013 - 08/15/2039, valued at $816,138,846); expected proceeds $800,013,333	0.200%	10/01/2012	10/01/2012	800,000,000	800,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/25/2012 (collateralized by U.S. Treasury Bills, 0.000% due 10/04/2012 - 02/07/2013, U.S. Treasury Bonds, 3.875% - 5.500% due 08/15/2028 - 02/15/2041 and U.S. Treasury Notes, 0.125% - 4.875% due 09/30/2013 - 02/15/2020, valued at $204,003,751); expected proceeds $200,007,000	0.180%	10/02/2012	10/02/2012	$200,000,000	$200,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,000,000,000

TOTAL INVESTMENTS (e)(f)† — 99.7%					26,231,675,031
Other Assets in Excess of Liabilities — 0.3%					80,673,317

NET ASSETS — 100.0%					$26,312,348,348

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,164,514,881 or 8.23% of net assets as of September 30, 2012.
(b)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”), or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,692,331,560 or 6.43% of net assets as of September 30, 2012.
(c)	Variable Rate Security—Interest rate shown is rate in effect as of September 30, 2012.
(d)	Rate represents annualized yield at date of purchase.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	Also represents the cost for federal tax purposes.
†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended (“1940 Act”), and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—

Level 2 — Other Significant Observable Inputs	26,231,675,031

Level 3 — Significant Unobservable Inputs	—

Total Investments	$26,231,675,031

The type of input used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2012, there were no transfers between levels.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Brian S. Shlissel
President

Date: November 29, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President

Date: November 29, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 29, 2012